General information and significant accounting policies - Equity instruments (Details) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)	53,107,765	61,262,838
Number of shares issued (in shares)	53,107,765
Common stock
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)	150,000,000	150,000,000
Number of shares outstanding (in shares)	53,107,765	61,262,838
Number of shares issued (in shares)	53,107,765	61,262,838
Par value per share (in dollars per share)	$ 0.01	$ 0.01